Share-based payments - Nexters Long-Term Incentive Plan (Details)	12 Months Ended
Dec. 31, 2024 Options
Share-based payments
Number of options granted	224,112
ESOP options
Share-based payments
Number of options granted	187,323
LTIP - Modified Class B complex vesting options
Share-based payments
Number of options granted	36,789